Recapitalization (Tables)	12 Months Ended
Dec. 31, 2023
Recapitalization [Abstract]
Schedule of Recapitalization	The following table provides the elements of the Business Combination and reconciles these elements to the consolidated statements of stockholders’ equity and the consolidated statements of cash flows for the year ended December 31, 2023:
Cash	$660
Other current assets	127
Accounts payable	(860)
Accrued expenses	(277)
Warrant liabilities	(2,024)
Net liabilities assumed in exchange for common stock	(2,374)
Less: Cash	(660)
Non-cash net liabilities assumed in exchange for common stock	$(3,034)